Payable to Related Party	6 Months Ended	9 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Payable to Related Party [Abstract]
PAYABLE TO RELATED PARTY

NOTE 5 – PAYABLE TO RELATED PARTY

As of June 30, 2017 and December 31, 2016, the Company had $75,893 and $35,580 of payable to related-party primarily as a result of operating expenses paid by Portia LeGall, the Company’s Co-Chief Executive Officer, respectively. The balance due bares 6% interest annually, unsecured, and due on demand. Accrued interest total $3,031 and $714 as of June 30, 2017 and December 31, 2016, respectively. Interest expense amounted to $2,317 for the six months ended June 30, 2017.

NOTE 5 – PAYABLE TO RELATED PARTY

As of December 31, 2016, the Company had $35,580 of payable to related-party primarily as a result of operating expenses paid by Portia LeGall, the Company’s Co-Chief Executive Officer. There was no written agreement for the balance due which bares 6% interest annually, unsecured, and due on demand. Interest expense amounted to $714 for the period from April 4, 2016 (inception) to December 31, 2016.